As filed with the Securities and Exchange Commission on November 21, 2017
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-04255
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)
Date of fiscal year end:  December 31
Date of reporting period:  September 30, 2017
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.
Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio# (Unaudited)
September 30, 2017

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS - 49.2%

U.S. Treasury Notes
1.00%, 3/15/2019(a)	1,000,000	993,984
0.88%, 6/15/2019	2,000,000	1,980,547
1.63%, 3/15/2020(a)(b)	2,000,000	2,002,813
1.63%, 6/30/2020(a)	2,000,000	2,001,250
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,996,926)		6,978,594
Investments	Principal Amount ($)	Value ($)

U.S. GOVERNMENT AGENCY SECURITIES - 48.4%

Federal Agricultural Mortgage Corp.
1.64%, 4/17/2020	1,000,000	998,652
FFCB
1.18%, 10/18/2019	1,000,000	990,090
FHLB
1.00%, 9/26/2019	1,500,000	1,484,244
FHLMC
1.50%, 1/17/2020	1,700,000	1,695,293
FNMA
1.75%, 6/20/2019	1,700,000	1,707,374
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $6,897,926)		6,875,653

Investments	No. of Rights	Value ($)

RIGHTS - 0.0%(c)

Biotechnology - 0.0%(c)
Chelsea Therapeutics, Inc. Escrow (H Lundbeck A/S), CVR (Denmark)*(d)(e)(j)	500	—
Dyax Corp., CVR*(d)(e)(j)	500	555
Tobira Therapeutics, Inc., CVR*(d)(e)(j)	225	14
		569
Food & Staples Retailing - 0.0%(c)
Safeway, Inc. (Casa Ley), CVR*(e)(j)	1,000	535
Safeway, Inc. (Property Development Centers), CVR*(d)(e)(j)	1,000	—
		535
Health Care Providers & Services - 0.0%(c)
Community Health Systems, Inc., CVR*	204	2

Media - 0.0%
Media General, Inc., CVR*(d)(e)(j)	2,550	—
TOTAL RIGHTS (Cost $7,443)		1,106
Investments	Principal Amount ($)	Value ($)

LOAN ASSIGNMENT - 0.0%(c)

Semiconductors & Semiconductor Equipment - 0.0%(c)
SunEdison, Inc., 2nd Lien Term Loan A2
0.00%, 7/2/2018(f)(g) (Cost $8,236)	9,107	949

Investments	Principal Amount ($)	Value ($)

CORPORATE BOND - 0.0%

Oil, Gas & Consumable Fuels - 0.0%
Midstates Petroleum Co., Inc. Escrow
10.00%, 6/1/2020(d)(e)(g)(j) (Cost $–)	18,000	—

Investments	Shares	Value ($)

COMMON STOCK - 0.0%

Capital Markets - 0.0%
Aretec Group, Inc., Class A*(d)(e)(h)(j) (Cost $31,717)	3,261	—

Investments	No. of Warrants	Value ($)

WARRANT - 0.0%

Biotechnology - 0.0%
Novelion Therapeutics, Inc. (Canada)*(d)(e)(j) (Cost $–)	11,740	—

Total Investments - 97.6% (Cost $13,942,248)		13,856,302
Other Assets Less Liabilities - 2.4%(i)		347,109
Net assets - 100.0%		14,203,411

#	Effective May 1, 2017. Formerly, Absolute Return Multi-Manager Portfolio through April 30, 2017.
*	Non-income producing security.
(a)	All or a portion of this security is pledged with the custodian for options written.
(b)	All or a portion of this security is segregated in connection with obligations for swaps and/or options written with a total value of $2,002,813.
(c)	Represents less than 0.05% of net assets.
(d)
Security fair valued as of September 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2017 amounted to $569, which represents 0.0% of net assets of the Fund.

(e)	Illiquid security.
(f)	Variable or floating rate security. The interest rate shown was the current rate as of September 30, 2017 and changes periodically.
(g)	Defaulted security.
(h)	Issuer filed for bankruptcy.

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio# (Unaudited)
September 30, 2017 (cont'd)

(i)	Includes the impact of the Fund’s open positions in derivatives at September 30, 2017.
(j)	Value determined using significant unobservable inputs.

Abbreviations
CVR	Contingent Value Rights
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio# (Unaudited) (cont'd)

Derivative Instruments

Equity swap contracts (“equity swaps”)

             At September 30, 2017, the Fund had outstanding equity swaps* as follows:

Counterparty	Description	Maturity Date	Absolute Notional Value	Net Unrealized Appreciation/ (Depreciation)	Financing Costs and Other Receivables/ (Payables)	Value
JPMorgan Chase Bank, NA	The Fund receives the total return, and pays floating rates plus or minus a spread on a portfolio of long positions. The Fund pays the total return, and receives floating rates plus or minus a spread on a portfolio of short positions. The specified spreads range from 0.00% to 0.35%. The payments/receipts, based on the specified benchmark floating rates (see table below), are denominated in various foreign currencies based on the local currencies of the positions within the swaps. Payments will be made, if any, at maturity.	2/2/2018- 5/11/2018	$1,609	$1,609	$—	$1,609
* The following table represents required component disclosures associated with the equity swaps as of September 30, 2017.

Reference Entity	Shares	Notional Value(a)	Net Unrealized Appreciation/ (Depreciation)	Percentage of Net Assets (%)

Long Positions
United States
Safeway, Inc.	3,007	1,609	$1,609(b)(c)(d)	0.0
Safeway, Inc.	3,007	—	—(b)(c)(d)	0.0
Total Equity Swaps, at Value			$1,609

(a)	Notional value represents the value (including any fees or commissions) of the positions when they were established.
(b)	Illiquid security.
(c)	Security fair valued as of September 30, 2017 in accordance with procedures approved by the Board of Trustees.
(d)	Value determined using significant unobservable inputs.

Benchmark Floating Rates	Value at Period End
LIBOR (USD) - London Interbank Offered Rate	1.23%

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio# (Unaudited) (cont'd)

Written option contracts ("options written")
At September 30, 2017, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Exchange Traded Funds
Russell 2000 Index	3	(447,258)	$1,475	10/6/2017	$(960)
Russell 2000 Index	1	(149,086)	1,455	10/13/2017	(325)
Russell 2000 Index	3	(447,258)	1,475	10/13/2017	(2,070)
Russell 2000 Index	1	(149,086)	1,425	10/20/2017	(260)
Russell 2000 Index	2	(298,172)	1,440	10/20/2017	(740)
Russell 2000 Index	1	(149,086)	1,445	10/20/2017	(420)
Russell 2000 Index	1	(149,086)	1,445	10/27/2017	(640)
Russell 2000 Index	2	(298,172)	1,455	10/27/2017	(1,600)
Russell 2000 Index	1	(149,086)	1,485	10/27/2017	(1,595)
S&P 500 Index	6	(1,511,616)	2,465	10/6/2017	(600)
S&P 500 Index	7	(1,763,552)	2,505	10/6/2017	(2,695)
S&P 500 Index	7	(1,763,552)	2,485	10/13/2017	(3,220)
S&P 500 Index	5	(1,259,680)	2,495	10/13/2017	(2,950)
S&P 500 Index	5	(1,259,680)	2,495	10/20/2017	(4,400)
S&P 500 Index	7	(1,763,552)	2,500	10/20/2017	(6,860)
S&P 500 Index	1	(251,936)	2,505	10/20/2017	(1,095)
S&P 500 Index	3	(755,808)	2,500	10/27/2017	(3,885)
S&P 500 Index	7	(1,763,552)	2,510	10/27/2017	(10,885)
Total options written (premium received: $ 107,061)					$(45,200)

At September 30, 2017, the Fund had pledged securities in the amount of $4,492,422 to cover collateral requirements for options written.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2017:

Asset Valuation Inputs
	Level 1	Level 2	Level 3*	Total
Investments:
U.S. Treasury Obligations	$—	$6,978,594	$—	$6,978,594
U.S. Government Agency Securities	—	6,875,653	—	6,875,653
Rights
Biotechnology	—	—	569	569
Food & Staples Retailing	—	—	535	535
Media	—	—	—	—
Other Rights(a)	2	—	—	2
Total Rights	2	—	1,104	1,106
Loan Assignment(a)	—	949	—	949
Corporate Bond(a)	—	—	—	—
Common Stock(a)	—	—	—	—
Warrant(a)	—	—	—	—
Total Long Positions	$2	$13,855,196	$1,104	$13,856,302

(a) The Schedule of Investments provides information on the industry categorization for the portfolio.

* The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

See Notes to Schedule of Investments

Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio# (Unaudited) (cont'd)

	Beginning balance as of 1/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss) and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/2017
Investments in Securities:
Rights
Biotechnology(a)	$3,771	$—	$(124)	$3,092	$(6,170)	$—	$—	$569	$(6,295)
Energy Equipment & Services(b)	733	—	—	—	(733)	—	—	—	—
Food & Staples Retailing(a)(b)	270	—	282	270	(287)	—	—	535	(5)
Media(b)	—	—	946	4,080	(5,026)	—	—	—	(4,080)
Semiconductors & Semiconductor Equipment(b)	15,702	—	19,004	5,680	(40,386)	—	—	—	—
Loan Assignments(a)
Auto Components	14,070	(2)	(208)	—	(13,860)	—	—	—	—
Household Products	6,060	1	(15)	—	(6,046)	—	—	—	—
Independent Power & Renewable Electricity Producers	13,486	(420)	(2,388)	37,045	(47,723)	—	—	—	—
IT Services	17,085	—	(260)	—	(16,825)	—	—	—	—
Professional Services	15,593	(71)	(87)	—	(15,435)	—	—	—	—
Semiconductors & Semiconductor Equipment	27,720	10	(134)	—	(27,596)	—	—	—	—
Common Stock(b)
Capital Markets	—	—	—	—	—	—	—	—	—
Corporate Bonds(b)
Chemicals	—	—	—	—	—	—	—	—	—
Insurance	2,217	2	171	—	(2,390)	—	—	—	—
Oil, Gas & Consumable Fuels	—	—	—	—	—	—	—	—	—
Warrant(b)
Biotechnology	—	—	—	—	—	—	—	—	—
Convertible Bonds(a)
Semiconductors & Semiconductor Equipment	11,400	—	(7,500)	—	(3,900)	—	—	—	—
Option Purchased(b)
Industrial Conglomerates	15	—	(15)	—	—	—	—	—	—
Total	$128,122	$(480)	$9,672	$50,167	$(186,377)	$—	$—	$1,104	$(10,380)

(a) As of the period ended September 30, 2017, certain securities were valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(b) As of the period ended September 30, 2017, certain securities were valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

As of the period ended September 30, 2017, no securities were transferred from one level (as of December 31, 2016) to another.
The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of September 30, 2017:

See Notes to Schedule of Investments

Other Financial Instruments
	Level 1	Level 2	Level 3*	Total
Swaps(a)
Assets	$—	$—	$1,609	$1,609
Options written
Liabilities	(45,200)	—	—	(45,200)
Total	$(45,200)	$—	$1,609	$(43,591)

(a)	Swaps are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

*    The following is reconciliation between the beginning and ending balances of derivative investments in which unobservable inputs
      (Level 3) were used in determining value:

	Beginning balance as of 1/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss) and change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/2017
Investments in Securities:
Equity swaps(a)(b)
United States	$812	$—	$797	$—	$—	$—	$—	$1,609	$797
Total	$812	$—	$797	$—	$—	$—	$—	$1,609	$797

(a)
As of the period ended September 30, 2017, certain investments were valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(b)
As of the period ended September 30, 2017, certain investments were valued using methods the Board has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

See Notes to Schedule of Investments

September 30, 2017
Notes to Schedule of Investments U.S. Equity Index PutWrite Strategy Portfolio (Unaudited)

Effective May 1, 2017, Absolute Return Multi-Manager Portfolio changed its name to the U.S. Equity Index PutWrite Strategy Portfolio (the “Fund”) in connection with the change in principal investment strategy from a multimanager strategy to a strategy of writing put options primarily on U.S. equity indices. In connection with the principal investment strategy and name change, and as further described in the Fund’s prospectus, the Fund also changed its principal investment risks, fees and expenses and portfolio managers.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by the Fund are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in equity securities, exchange-traded options written, rights and warrants, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Fund’s investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid or offer quotations, respectively, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve and other market information which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Notes to Schedule of Investments U.S. Equity Index PutWrite Strategy
Portfolio (cont’d)

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of equity swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated London Interbank Offered Rate (“LIBOR”) or federal funds floating rate (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust's Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of Interactive Data Pricing and Reference Data LLC (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of Interactive to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. Interactive utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Schedule of Investments Guardian Portfolio
(Unaudited) September 30, 2017

NUMBER OF SHARES		VALUE	†

Common Stocks 98.9%

Aerospace & Defense 4.7%
7,600	General Dynamics Corp.	$1,562,408
6,650	Raytheon Co.	1,240,757
		2,803,165
Air Freight & Logistics 0.3%
3,400	Expeditors International of Washington, Inc.	203,524

Airlines 1.9%
22,800	Delta Air Lines, Inc.	1,099,416

Banks 3.8%
14,710	JPMorgan Chase & Co.	1,404,952
16,265	U.S. Bancorp	871,642
		2,276,594
Beverages 1.7%
9,100	PepsiCo, Inc.	1,014,013

Biotechnology 3.4%
7,275	Celgene Corp.	1,060,840	*
11,785	Gilead Sciences, Inc.	954,821
		2,015,661
Capital Markets 6.0%
1,870	BlackRock, Inc.	836,058
36,600	Brookfield Asset Management, Inc. Class A	1,511,580
8,925	CME Group, Inc.	1,210,944
		3,558,582
Chemicals 2.6%
11,075	Ashland Global Holdings, Inc.	724,194
2,400	PPG Industries, Inc.	260,784
24,000	Valvoline, Inc.	562,800
		1,547,778
Electric Utilities 3.2%
43,800	Brookfield Infrastructure Partners LP	1,889,532

Electronic Equipment, Instruments & Components 2.5%
22,500	CDW Corp.	1,485,000

Energy Equipment & Services 1.3%
11,400	Schlumberger Ltd.	795,264

Equity Real Estate Investment Trusts 1.5%
2,925	SBA Communications Corp.	421,346	*
13,500	Weyerhaeuser Co.	459,405
		880,751
Food & Staples Retailing 3.2%
5,800	Costco Wholesale Corp.	952,882
11,760	CVS Health Corp.	956,323
		1,909,205
Food Products 2.1%
37,100	Conagra Brands, Inc.	1,251,754

Health Care Equipment & Supplies 3.4%
30,975	Dentsply Sirona, Inc.	1,852,615
NUMBER OF SHARES		VALUE	†

3,505	DexCom, Inc.	$171,482	*
		2,024,097
Health Care Providers & Services 4.9%
26,670	DaVita, Inc.	1,583,932	*
6,665	UnitedHealth Group, Inc.	1,305,340
		2,889,272
Hotels, Restaurants & Leisure 2.6%
6,570	McDonald's Corp.	1,029,388
9,600	Starbucks Corp.	515,616
		1,545,004
Industrial Conglomerates 1.5%
4,300	3M Co.	902,570

Internet & Direct Marketing Retail 5.5%
1,360	Amazon.com, Inc.	1,307,436	*
7,715	Expedia, Inc.	1,110,497
290	Priceline Group, Inc.	530,938	*
7,050	TripAdvisor, Inc.	285,736	*
		3,234,607
Internet Software & Services 8.5%
2,130	Alphabet, Inc. Class A	2,074,024	*
38,455	eBay, Inc.	1,478,979	*
8,735	Facebook, Inc. Class A	1,492,549	*
		5,045,552
IT Services 3.5%
9,280	PayPal Holdings, Inc.	594,198	*
13,965	Visa, Inc. Class A	1,469,677
		2,063,875
Machinery 1.7%
27,100	Allison Transmission Holdings, Inc.	1,017,063

Multi-Utilities 1.1%
10,860	WEC Energy Group, Inc.	681,791

Oil, Gas & Consumable Fuels 4.5%
31,775	Cabot Oil & Gas Corp.	849,981
43,000	Enbridge, Inc.	1,799,120
		2,649,101
Pharmaceuticals 0.7%
6,740	Bristol-Myers Squibb Co.	429,608

Professional Services 4.5%
34,965	IHS Markit Ltd.	1,541,257	*
13,200	Verisk Analytics, Inc.	1,098,108	*
		2,639,365
Road & Rail 1.3%
6,000	Norfolk Southern Corp.	793,440

Software 5.1%
26,880	Microsoft Corp.	2,002,291
11,015	salesforce.com, inc.	1,029,022	*
		3,031,313
Specialty Retail 5.0%
10,000	Home Depot, Inc.	1,635,600
5,860	TJX Cos., Inc.	432,058

See Notes to Schedule of Investments

Schedule of Investments Guardian Portfolio
(Unaudited) (cont'd)

NUMBER OF SHARES		VALUE	†

14,000	Tractor Supply Co.	$886,060
		2,953,718
Technology Hardware, Storage & Peripherals 3.1%
11,800	Apple, Inc.	1,818,616

Textiles, Apparel & Luxury Goods 2.0%
9,400	PVH Corp.	1,184,964

Trading Companies & Distributors 1.8%
28,945	HD Supply Holdings, Inc.	1,044,046	*

Total Common Stocks (Cost $46,687,489)		58,678,241

Preferred Stock 0.8%

Health Care 0.8%
54,100	Moderna Therapeutics Ser. F (Cost $474,998)	474,998	(a)(b)(d)

Short-Term Investment 0.2%

Investment Company 0.2%
119,364	State Street Institutional Treasury Money Market Fund Premier Class, 0.92% (Cost $119,364)	119,364	(c)

Total Investments 99.9% (Cost $47,281,851)		59,272,603

Other Assets Less Liabilities 0.1%		46,462

Net Assets 100.0%		$59,319,065

*	Non-income producing security.
(a)
Security fair valued as of September 30, 2017 in accordance with procedures approved by the Fund's Board of Trustees. Total value of all such securities at September 30, 2017 amounted to $474,998, which represents 0.8% of net assets of the Fund.

(b)	Value determined using significant unobservable inputs.
(c)	Represents 7-day effective yield as of September 30, 2017.

See Notes to Schedule of Investments

Schedule of Investments Guardian Portfolio
(Unaudited) (cont'd)

(d)	This security has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale.

At September 30, 2017, this security amounted to $474,998, which represents 0.8% of net assets of the Fund.

Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 9/30/2017	Fair Value Percentage of Net Assets as of 9/30/2017
Moderna Therapeutics (Ser. F Preferred Shares)	8/10/2016	$474,998	0.8%	$474,998	0.8%

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2017:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks(a)	$58,678,241	$—	$—	$58,678,241
Preferred Stock(a)	—	—	474,998	474,998
Short-Term Investment	—	119,364	—	119,364
Total Investments	$58,678,241	$119,364	$474,998	$59,272,603

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 1/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/2017
Investments in Securities:
Preferred Stock
Health Care	$474,998	$—	$—	$—	$—	$—	$—	$—	$474,998	$—
Total	$474,998	$—	$—	$—	$—	$—	$—	$—	$474,998	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2017:

Asset class	Fair value at 9/30/2017	Valuation techniques	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation from decrease in input (c)
Preferred Stock	$474,998	Market Transaction Method	Transaction Price	$8.78	$8.78	Decrease

(c) Represents the expected directional change in the fair value of the Level 3 investments that would result from a decrease in the corresponding input. An increase to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

As of the period ended September 30, 2017, no securities were transferred from one level (as of December 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio
(Unaudited) September 30, 2017

NUMBER OF SHARES		VALUE	†

Common Stocks 98.2%

Australia 2.1%
260,676	Insurance Australia Group Ltd.	$1,302,501
182,085	Reliance Worldwide Corp. Ltd.	562,740
		1,865,241
Austria 1.1%
17,015	Andritz AG	983,481

Belgium 1.7%
7,462	KBC Groep NV	632,347
23,661	Ontex Group NV	805,810
		1,438,157
Canada 4.8%
25,668	Alimentation Couche-Tard, Inc. Class B	1,170,514
53,415	ATS Automation Tooling Systems, Inc.	567,648	*
15,147	Kinaxis, Inc.	894,677	*
7,828	MacDonald, Dettwiler & Associates Ltd.	445,307
32,065	Suncor Energy, Inc.	1,123,785
		4,201,931
China 3.6%
10,780	Alibaba Group Holding Ltd. ADR	1,861,814	*
5,280	Baidu, Inc. ADR	1,307,803	*
		3,169,617
Denmark 0.9%
17,880	Sydbank A/S	742,036

Finland 0.7%
15,835	Huhtamaki OYJ	639,131

France 10.6%
6,998	Air Liquide SA	933,376
9,940	Arkema SA	1,218,864
24,021	Elior Group SA	635,946	(a)
8,315	Pernod-Ricard SA	1,150,309
8,891	Sodexo SA	1,108,623
38,470	SPIE SA	1,058,488
21,453	TOTAL SA	1,152,272
20,341	Valeo SA	1,509,296
3,283	Virbac SA	482,888	*
		9,250,062
Germany 8.2%
13,310	Brenntag AG	741,170
3,715	Continental AG	942,916
20,250	CTS Eventim AG & Co. KGaA	883,864
7,970	Deutsche Boerse AG	863,885
9,438	Gerresheimer AG	730,526
9,525	Henkel AG & Co. KGaA, Preference Shares	1,296,313
15,390	SAP SE ADR	1,687,513
		7,146,187
Hong Kong 1.9%
902,900	HKBN Ltd.	943,170
NUMBER OF SHARES		VALUE	†

132,800	Techtronic Industries Co. Ltd.	$708,915
		1,652,085
Ireland 1.1%
353,408	Greencore Group PLC	929,137

Israel 1.7%
13,185	Check Point Software Technologies Ltd.	1,503,354	*

Italy 1.0%
39,495	Azimut Holding SpA	854,228

Japan 14.7%
19,300	Bridgestone Corp.	875,768
13,900	Daikin Industries Ltd.	1,407,603
12,300	Hoya Corp.	664,052
193,200	Ichigo, Inc.	661,026
44,500	Kansai Paint Co. Ltd.	1,119,964
10,600	Kao Corp.	623,613
4,100	Keyence Corp.	2,177,072
5,900	Kose Corp.	675,859
16,700	Nabtesco Corp.	620,360
47,800	Santen Pharmaceutical Co. Ltd.	753,161
16,000	Shionogi & Co. Ltd.	874,614
3,300	SMC Corp.	1,163,981
3,000	Tokyo Electron Ltd.	460,698
11,800	Toyota Motor Corp.	703,648
		12,781,419
Mexico 0.5%
79,750	Infraestructura Energetica Nova SAB de CV	446,574

Netherlands 5.9%
26,100	AerCap Holdings NV	1,333,971	*
13,800	ASML Holding NV	2,349,488
10,480	Heineken NV	1,036,115
26,453	Intertrust NV	429,579	(a)
		5,149,153
Norway 1.2%
96,814	Skandiabanken ASA	1,069,701	(a)

Spain 1.0%
54,341	Banco Bilbao Vizcaya Argentaria SA	485,610
38,970	Euskaltel SA	350,691	(a)
		836,301
Sweden 0.9%
58,410	Nordea Bank AB	791,718

Switzerland 13.3%
2,801	Bucher Industries AG	996,483
8,160	Cie Financiere Richemont SA	745,763
604	Givaudan SA	1,314,223
21,395	Julius Baer Group Ltd.	1,266,003	*
8,880	Novartis AG	760,213
1,885	Partners Group Holding AG	1,278,923
3,991	Roche Holding AG	1,018,821
432	SGS SA	1,036,336
4,510	Sonova Holding AG	765,212
7,750	Tecan Group AG	1,603,862

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio
(Unaudited) (cont'd)

NUMBER OF SHARES		VALUE	†

47,480	UBS Group AG	$811,477	*
		11,597,316
United Kingdom 17.0%
9,620	Aon PLC	1,405,482
295,915	Barclays PLC	766,683
169,085	Biffa PLC	531,882	(a)
36,229	Bunzl PLC	1,100,557
92,695	Clinigen Group PLC	1,324,092
41,805	Compass Group PLC	886,775
8,520	DCC PLC	827,147
63,595	Howden Joinery Group PLC	367,286
1,324,072	Lloyds Banking Group PLC	1,201,703
53,633	Prudential PLC	1,283,925
56,399	RELX PLC	1,237,157
146,350	RPS Group PLC	565,774
28,509	Spectris PLC	920,669
62,562	St. James's Place PLC	960,727
11,973	Unilever NV	708,111
134,183	Worldpay Group PLC	731,807	(a)
		14,819,777
United States 4.3%
3,300	Core Laboratories NV	325,710
20,355	Nielsen Holdings PLC	843,715
239,400	Samsonite International SA	1,025,133
18,300	Sensata Technologies Holding NV	879,681	*
7,851	TE Connectivity Ltd.	652,104
		3,726,343
Total Common Stocks (Cost $69,825,003)		85,592,949

Short-Term Investment 1.1%

Investment Company 1.1%
933,152	State Street Institutional Treasury Money Market Fund Premier Class, 0.92% (Cost $933,152)	933,152	(b)

Total Investments 99.3% (Cost $70,758,155)		86,526,101

Other Assets Less Liabilities 0.7%		642,502

Net Assets 100.0%		$87,168,603

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At September 30, 2017, these securities amounted to $3,749,606, which represents 4.3% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(b)	Represents 7-day effective yield as of September 30, 2017.

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio
(Unaudited) (cont'd)

POSITIONS BY INDUSTRY

Industry	Investments at Value†	Percentage of Net Assets
Capital Markets	$6,035,243	6.9%
Banks	5,689,798	6.5%
Chemicals	4,586,427	5.3%
Machinery	4,331,953	5.0%
Software	4,085,544	4.7%
Insurance	3,991,908	4.6%
Pharmaceuticals	3,889,697	4.5%
Electronic Equipment, Instruments & Components	3,749,845	4.3%
Life Sciences Tools & Services	3,658,480	4.2%
Professional Services	3,546,787	4.1%
Trading Companies & Distributors	3,542,984	4.1%
Auto Components	3,327,980	3.8%
Internet Software & Services	3,169,617	3.6%
Personal Products	2,813,393	3.2%
Semiconductors & Semiconductor Equipment	2,810,186	3.2%
Hotels, Restaurants & Leisure	2,631,344	3.0%
Oil, Gas & Consumable Fuels	2,276,057	2.6%
Beverages	2,186,424	2.5%
Commercial Services & Supplies	2,156,144	2.5%
Building Products	1,970,343	2.3%
Textiles, Apparel & Luxury Goods	1,770,896	2.0%
Health Care Equipment & Supplies	1,429,264	1.6%
Household Products	1,296,313	1.5%
Diversified Telecommunication Services	1,293,861	1.5%
Food & Staples Retailing	1,170,514	1.3%
Food Products	929,137	1.1%
Media	883,864	1.0%
Electrical Equipment	879,681	1.0%
Industrial Conglomerates	827,147	1.0%
IT Services	731,807	0.8%
Household Durables	708,915	0.8%
Automobiles	703,648	0.8%
Real Estate Management & Development	661,026	0.8%
Containers & Packaging	639,131	0.7%
Gas Utilities	446,574	0.5%
Aerospace & Defense	445,307	0.5%
Energy Equipment & Services	325,710	0.4%
Short-Term Investment and Other Assets-Net	1,575,654	1.8%
	$87,168,603	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Equity Portfolio
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2017:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$85,592,949	$—	$—	$85,592,949
Short-Term Investment	—	933,152	—	933,152
Total Investments	$85,592,949	$933,152	$—	$86,526,101

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

As of the period ended September 30, 2017, certain securities were transferred from one level (as of December 31, 2016) to another. Based on beginning of period market values as of January 1, 2017, $10,662,295 was transferred from Level 2 to Level 1 due to active market activity on recognized exchanges as of September 30, 2017. These securities had been categorized as Level 2 as of December 31, 2016, due to the use of Interactive Data Pricing and Reference Data LLC ("Interactive") adjusted prices, as stated in the description of the valuation methods of foreign equity securities in Note † of the Notes to Schedule of Investments.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Portfolio
(Unaudited) September 30, 2017

NUMBER OF SHARES		VALUE	†

Common Stocks 87.8%

Airlines 0.5%
6,722	Delta Air Lines, Inc.	$324,135

Banks 17.3%
21,191	Bank of America Corp.	536,980
38,055	Citigroup, Inc.	2,768,121
4,663	Comerica, Inc.	355,601
39,024	JPMorgan Chase & Co.	3,727,182
9,684	M&T Bank Corp.	1,559,511
13,926	PNC Financial Services Group, Inc.	1,876,807
4,452	SunTrust Banks, Inc.	266,096
12,737	U.S. Bancorp	682,576
9,301	Wells Fargo & Co.	512,950
		12,285,824
Beverages 0.7%
11,813	Coca-Cola Co.	531,703

Biotechnology 0.2%
2,079	Gilead Sciences, Inc.	168,441

Capital Markets 2.6%
6,648	Charles Schwab Corp.	290,783
8,554	CME Group, Inc.	1,160,607
1,627	Goldman Sachs Group, Inc.	385,908
		1,837,298
Chemicals 1.0%
8,133	Potash Corp. of Saskatchewan, Inc.	156,479
3,740	Praxair, Inc.	522,627
		679,106
Containers & Packaging 1.1%
12,871	Crown Holdings, Inc.	768,656	*

Diversified Telecommunication Services 1.0%
17,866	AT&T, Inc.	699,811

Electric Utilities 4.4%
6,338	Alliant Energy Corp.	263,471
13,952	American Electric Power Co., Inc.	979,988
49,361	Exelon Corp.	1,859,429
		3,102,888
Electrical Equipment 1.0%
8,328	Eaton Corp. PLC	639,507
1,128	Emerson Electric Co.	70,884
		710,391
Energy Equipment & Services 1.7%
13,714	McDermott International, Inc.	99,701	*
16,049	Schlumberger Ltd.	1,119,578
		1,219,279
Equity Real Estate Investment Trusts 1.1%
8,030	American Homes 4 Rent Class A	174,331
5,706	Equity Residential	376,197
990	Essex Property Trust, Inc.	251,490
		802,018
NUMBER OF SHARES		VALUE	†

Food & Staples Retailing 3.2%
28,860	Wal-Mart Stores, Inc.	$2,255,120

Food Products 2.1%
36,033	Mondelez International, Inc. Class A	1,465,102

Health Care Equipment & Supplies 3.0%
16,389	Abbott Laboratories	874,517
7,121	Medtronic PLC	553,800
6,238	Zimmer Biomet Holdings, Inc.	730,408
		2,158,725
Health Care Providers & Services 0.3%
2,737	HCA Healthcare, Inc.	217,838	*

Hotels, Restaurants & Leisure 5.0%
47,822	Carnival Corp.	3,087,866
3,250	McDonald's Corp.	509,210
		3,597,076
Household Products 3.7%
29,333	Procter & Gamble Co.	2,668,716

Industrial Conglomerates 1.2%
4,141	3M Co.	869,196

Insurance 3.8%
12,340	American International Group, Inc.	757,553
18,426	Athene Holding Ltd. Class A	992,056	*
8,357	Lincoln National Corp.	614,072
6,916	MetLife, Inc.	359,286
		2,722,967
Machinery 1.4%
318	Caterpillar, Inc.	39,658
3,446	PACCAR, Inc.	249,283
4,853	WABCO Holdings, Inc.	718,244	*
		1,007,185
Metals & Mining 6.3%
2,344	Alcoa Corp.	109,277	*
99,931	Newmont Mining Corp.	3,748,412
16,175	Southern Copper Corp.	643,118
		4,500,807
Multi-Utilities 1.0%
27,407	NiSource, Inc.	701,345

Oil, Gas & Consumable Fuels 9.2%
90,155	Cabot Oil & Gas Corp.	2,411,646
13,335	Encana Corp.	157,086
3,737	EOG Resources, Inc.	361,518
24,690	Exxon Mobil Corp.	2,024,086
3,962	Occidental Petroleum Corp.	254,400
6,874	Phillips 66	629,727
24,861	Rice Energy, Inc.	719,478	*
		6,557,941
Personal Products 0.7%
4,495	Estee Lauder Cos., Inc. Class A	484,741

Pharmaceuticals 10.3%
3,027	Bristol-Myers Squibb Co.	192,941
3,612	Eli Lilly & Co.	308,971

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Portfolio
(Unaudited) (cont'd)

NUMBER OF SHARES		VALUE	†

20,605	Johnson & Johnson	$2,678,856
22,670	Merck & Co., Inc.	1,451,560
74,866	Pfizer, Inc.	2,672,716
		7,305,044
Semiconductors & Semiconductor Equipment 1.9%
13,266	Intel Corp.	505,169
7,585	NXP Semiconductors NV	857,788	*
		1,362,957
Specialty Retail 0.7%
17,123	Gap, Inc.	505,642

Technology Hardware, Storage & Peripherals 0.6%
4,617	Western Digital Corp.	398,909

Textiles, Apparel & Luxury Goods 0.8%
8,939	VF Corp.	568,252

Total Common Stocks (Cost $54,193,408)		62,477,113

Short-Term Investment 12.3%

Investment Company 12.3%
8,765,935	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.92% (Cost $8,765,935)	8,765,935	(a)

Total Investments 100.1% (Cost $62,959,343)		71,243,048

Liabilities Less Other Assets (0.1)%		(70,174)

Net Assets 100.0%		$71,172,874

*	Non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2017.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Portfolio
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2017:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$62,477,113	$—	$—	$62,477,113
Short-Term Investment	—	8,765,935	—	8,765,935
Total Investments	$62,477,113	$8,765,935	$—	$71,243,048

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended September 30, 2017, no securities were transferred from one level (as of December 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio
(Unaudited) September 30, 2017

NUMBER OF SHARES		VALUE	†

Common Stocks 96.2%

Aerospace & Defense 0.5%
37,500	KLX, Inc.	$1,984,875	*

Airlines 0.8%
43,000	Alaska Air Group, Inc.	3,279,610

Auto Components 1.1%
44,000	Delphi Automotive PLC	4,329,600

Automobiles 1.2%
36,500	Thor Industries, Inc.	4,595,715

Banks 2.0%
57,500	East West Bancorp, Inc.	3,437,350
23,500	SVB Financial Group	4,396,615	*
		7,833,965
Biotechnology 3.0%
52,500	Exact Sciences Corp.	2,473,800	*
90,000	Neurocrine Biosciences, Inc.	5,515,200	*
30,000	TESARO, Inc.	3,873,000	*
		11,862,000
Capital Markets 3.8%
16,750	Affiliated Managers Group, Inc.	3,179,653
54,550	CBOE Holdings, Inc.	5,871,216
7,000	MarketAxess Holdings, Inc.	1,291,570
57,500	Raymond James Financial, Inc.	4,848,975
		15,191,414
Chemicals 3.3%
52,500	Chemours Co.	2,657,025
41,500	RPM International, Inc.	2,130,610
42,500	Scotts Miracle-Gro Co.	4,136,950
54,250	Sensient Technologies Corp.	4,172,910
		13,097,495
Commercial Services & Supplies 3.4%
40,000	Brink's Co.	3,370,000
33,000	Cintas Corp.	4,761,240
75,750	Waste Connections, Inc.	5,299,470
		13,430,710
Communications Equipment 3.0%
4,500	Arista Networks, Inc.	851,827	*
30,300	Harris Corp.	3,989,904
65,000	Lumentum Holdings, Inc.	3,532,750	*
42,500	Motorola Solutions, Inc.	3,606,975
		11,981,456
Containers & Packaging 0.6%
20,000	Packaging Corp. of America	2,293,600

Distributors 1.0%
112,500	LKQ Corp.	4,048,875	*

Diversified Consumer Services 2.1%
53,050	Bright Horizons Family Solutions, Inc.	4,573,440	*
112,750	Service Corp. International	3,889,875
		8,463,315
Electrical Equipment 1.9%
60,000	AMETEK, Inc.	3,962,400
NUMBER OF SHARES		VALUE	†

19,500	Rockwell Automation, Inc.	$3,475,095
		7,437,495
Electronic Equipment, Instruments & Components 5.5%
71,000	Amphenol Corp. Class A	6,009,440
87,500	CDW Corp.	5,775,000
31,000	Cognex Corp.	3,418,680
90,000	Trimble, Inc.	3,532,500	*
24,000	Universal Display Corp.	3,092,400
		21,828,020
Food Products 1.6%
45,000	Lamb Weston Holdings, Inc.	2,110,050
76,500	Pinnacle Foods, Inc.	4,373,505
		6,483,555
Health Care Equipment & Supplies 7.0%
30,000	ABIOMED, Inc.	5,058,000	*
20,000	Align Technology, Inc.	3,725,400	*
25,100	Edwards Lifesciences Corp.	2,743,681	*
39,000	Hill-Rom Holdings, Inc.	2,886,000
49,500	Merit Medical Systems, Inc.	2,096,325	*
41,500	Nevro Corp.	3,771,520	*
30,500	NuVasive, Inc.	1,691,530	*
48,000	Penumbra, Inc.	4,334,400	*
57,500	Wright Medical Group NV	1,487,525	*
		27,794,381
Health Care Providers & Services 2.6%
83,500	Acadia Healthcare Co., Inc.	3,987,960	*
26,500	Centene Corp.	2,564,405	*
67,500	HealthSouth Corp.	3,128,625
10,700	Tivity Health, Inc.	436,560	*
		10,117,550
Health Care Technology 0.7%
47,000	Veeva Systems, Inc. Class A	2,651,270	*

Hotels, Restaurants & Leisure 3.7%
98,500	Aramark	4,000,085
133,000	MGM Resorts International	4,334,470
87,500	Red Rock Resorts, Inc. Class A	2,026,500
18,500	Vail Resorts, Inc.	4,220,220
		14,581,275
Industrial Conglomerates 1.4%
23,500	Roper Technologies, Inc.	5,719,900

Insurance 1.6%
31,500	Assurant, Inc.	3,008,880
64,000	Athene Holding Ltd. Class A	3,445,760	*
		6,454,640
Internet & Direct Marketing Retail 1.2%
34,000	Expedia, Inc.	4,893,960

Internet Software & Services 4.1%
26,000	CoStar Group, Inc.	6,974,500	*
47,000	LogMeIn, Inc.	5,172,350
16,000	MercadoLibre, Inc.	4,142,880
		16,289,730
IT Services 6.0%
34,500	DXC Technology Co.	2,962,860

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio
(Unaudited) (cont'd)

NUMBER OF SHARES		VALUE	†

50,500	Euronet Worldwide, Inc.	$4,786,895	*
37,250	Fiserv, Inc.	4,803,760	*
62,500	Global Payments, Inc.	5,939,375
107,500	Square, Inc.	3,097,075	*
33,500	Total System Services, Inc.	2,194,250
		23,784,215
Life Sciences Tools & Services 2.3%
24,500	Bio-Rad Laboratories, Inc. Class A	5,444,390	*
47,000	PRA Health Sciences, Inc.	3,579,990	*
		9,024,380
Machinery 5.3%
68,000	Fortive Corp.	4,813,720
110,000	Gardner Denver Holdings, Inc.	3,027,200	*
44,000	IDEX Corp.	5,344,680
146,750	Milacron Holdings Corp.	2,474,205	*
35,000	Stanley Black & Decker, Inc.	5,283,950
		20,943,755
Media 1.3%
42,500	DISH Network Corp. Class A	2,304,775	*
90,000	Regal Entertainment Group Class A	1,440,000
100,000	WideOpenWest, Inc.	1,508,000	*
		5,252,775
Multiline Retail 0.7%
31,500	Dollar Tree, Inc.	2,734,830	*

Oil, Gas & Consumable Fuels 1.4%
26,000	Concho Resources, Inc.	3,424,720	*
23,000	Diamondback Energy, Inc.	2,253,080	*
		5,677,800
Pharmaceuticals 2.7%
23,500	Jazz Pharmaceuticals PLC	3,436,875	*
42,500	Nektar Therapeutics	1,020,000	*
96,450	Zoetis, Inc.	6,149,652
		10,606,527
Professional Services 1.2%
78,000	WageWorks, Inc.	4,734,600	*

Road & Rail 1.8%
34,500	J.B. Hunt Transport Services, Inc.	3,832,260
30,000	Old Dominion Freight Line, Inc.	3,303,300
		7,135,560
Semiconductors & Semiconductor Equipment 4.7%
36,500	Lam Research Corp.	6,753,960
65,000	Microchip Technology, Inc.	5,835,700
57,000	Monolithic Power Systems, Inc.	6,073,350
		18,663,010
Software 6.7%
30,000	Autodesk, Inc.	3,367,800	*
34,000	Electronic Arts, Inc.	4,014,040	*
56,000	Proofpoint, Inc.	4,884,320	*
46,000	ServiceNow, Inc.	5,406,380	*
62,500	Take-Two Interactive Software, Inc.	6,389,375	*
15,000	Tyler Technologies, Inc.	2,614,800	*
		26,676,715
Specialty Retail 4.0%
47,000	Burlington Stores, Inc.	4,486,620	*
64,000	Five Below, Inc.	3,512,320	*

NUMBER OF SHARES		VALUE	†
73,000	Ross Stores, Inc.	$4,713,610
14,000	Ulta Salon Cosmetics & Fragrance, Inc.	3,164,840	*
		15,877,390
Trading Companies & Distributors 1.0%
27,500	United Rentals, Inc.	3,815,350	*

Total Common Stocks (Cost $295,403,871)		381,571,313

Exchange Traded Fund 0.1%
2,500	iShares Russell Mid-Cap Growth ETF (Cost $283,165)	283,165

Short-Term Investment 8.6%

Investment Company 8.6%
34,122,584	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.92% (Cost $34,122,584)	34,122,584	(a)

Total Investments 104.9% (Cost $329,809,620)		415,977,062

Liabilities Less Other Assets (4.9)%		(19,482,780)

Net Assets 100.0%		$396,494,282

*	Non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2017.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2017:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$381,571,313	$—	$—	$381,571,313
Exchange Traded Fund	283,165	—	—	283,165
Short-Term Investment	—	34,122,584	—	34,122,584
Total Investments	$381,854,478	$34,122,584	$—	$415,977,062

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended September 30, 2017, no securities were transferred from one level (as of December 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio
(Unaudited) September 30, 2017

NUMBER OF SHARES		VALUE	†

Common Stocks 91.3%

Aerospace & Defense 5.8%
27,550	General Dynamics Corp.	$5,663,729
19,800	Orbital ATK, Inc.	2,636,568
25,400	Spirit AeroSystems Holdings, Inc. Class A	1,974,088
		10,274,385
Airlines 2.1%
78,300	American Airlines Group, Inc.	3,718,467

Banks 6.2%
131,800	BankUnited, Inc.	4,688,126
56,800	BB&T Corp.	2,666,192
49,100	Comerica, Inc.	3,744,366
		11,098,684
Building Products 2.6%
114,010	Johnson Controls International PLC	4,593,463

Capital Markets 1.7%
32,300	State Street Corp.	3,085,942

Chemicals 4.1%
34,400	Ashland Global Holdings, Inc.	2,249,416
215,439	Valvoline, Inc.	5,052,045
		7,301,461
Commercial Services & Supplies 2.0%
243,000	Covanta Holding Corp.	3,608,550

Communications Equipment 1.0%
79,400	Ciena Corp.	1,744,418	*

Construction & Engineering 1.9%
21,700	Valmont Industries, Inc.	3,430,770

Containers & Packaging 2.1%
37,200	Avery Dennison Corp.	3,658,248

Electric Utilities 1.8%
40,900	Edison International	3,156,253

Electronic Equipment, Instruments & Components 2.6%
147,700	Flex Ltd.	2,447,389	*
27,900	Itron, Inc.	2,160,855	*
		4,608,244
Equity Real Estate Investment Trust 1.4%
67,640	Starwood Waypoint Homes	2,460,067

Food Products 1.6%
42,200	TreeHouse Foods, Inc.	2,858,206	*

Health Care Equipment & Supplies 3.1%
47,000	Zimmer Biomet Holdings, Inc.	5,503,230

Health Care Providers & Services 2.5%
55,300	Envision Healthcare Corp.	2,485,735	*
29,000	Molina Healthcare, Inc.	1,994,040	*
		4,479,775
Hotels, Restaurants & Leisure 1.7%
123,400	SeaWorld Entertainment, Inc.	1,602,966	*
12,700	Wyndham Worldwide Corp.	1,338,707
		2,941,673
NUMBER OF SHARES		VALUE	†

Household Durables 2.0%
19,600	Whirlpool Corp.	$3,615,024

Independent Power and Renewable Electricity Producers 1.5%
250,400	AES Corp.	2,759,408

IT Services 4.5%
26,600	Amdocs Ltd.	1,710,912
165,900	Conduent, Inc.	2,599,653	*
109,600	Teradata Corp.	3,703,384	*
		8,013,949
Life Sciences Tools & Services 1.4%
25,900	Quintiles IMS Holdings, Inc.	2,462,313	*

Media 4.0%
36,600	CBS Corp. Class B	2,122,800
38,150	Lions Gate Entertainment Corp. Class A	1,276,117	*
38,150	Lions Gate Entertainment Corp. Class B	1,212,789	*
121,100	MSG Networks, Inc. Class A	2,567,320	*
		7,179,026
Mortgage Real Estate Investment Trust 1.8%
147,200	Starwood Property Trust, Inc.	3,197,184

Multi-Utilities 2.2%
134,700	CenterPoint Energy, Inc.	3,934,587

Multiline Retail 1.3%
108,200	Macy's, Inc.	2,360,924

Oil, Gas & Consumable Fuels 5.7%
148,400	Cabot Oil & Gas Corp.	3,969,700
64,500	ONEOK, Inc.	3,573,945
85,400	Williams Cos., Inc.	2,562,854
		10,106,499
Pharmaceuticals 3.1%
46,400	Perrigo Co. PLC	3,927,760
90,000	Teva Pharmaceutical Industries Ltd. ADR	1,584,000
		5,511,760
Road & Rail 2.5%
115,300	Avis Budget Group, Inc.	4,388,318	*

Semiconductors & Semiconductor Equipment 4.5%
256,100	ON Semiconductor Corp.	4,730,167	*
31,800	Skyworks Solutions, Inc.	3,240,420
		7,970,587
Software 4.7%
42,700	Check Point Software Technologies Ltd.	4,868,654	*
222,500	Nuance Communications, Inc.	3,497,700	*
		8,366,354
Specialty Retail 2.0%
45,900	Best Buy Co., Inc.	2,614,464
219,500	Office Depot, Inc.	996,530
		3,610,994
Technology Hardware, Storage & Peripherals 2.7%
56,321	Western Digital Corp.	4,866,134
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio
(Unaudited) (cont'd)

NUMBER OF SHARES		VALUE	†

Trading Companies & Distributors 3.2%
112,400	AerCap Holdings NV	$5,744,764	*

Total Common Stocks (Cost $125,663,524)		162,609,661

Rights 0.0%(a)

Food & Staples Retailing 0.0%(a)
39,450	Safeway, Inc. (Casa Ley)	21,106	*(b)(d)
39,450	Safeway, Inc. (Property Development Centers)	0	*(b)(c)(d)

Total Rights (Cost $41,146)		21,106

Short-Term Investment 8.6%

Investment Company 8.6%
15,342,510	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.92% (Cost $15,342,510)	15,342,510	(e)

Total Investments 99.9% (Cost $141,047,180)		177,973,277

Other Assets Less Liabilities 0.1%		132,361

Net Assets 100.0%		$178,105,638

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Illiquid security.
(c)
Security fair valued as of September 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2017 amounted to $0, which represents 0.0% of net assets of the Fund.

(d)	Value determined using significant unobservable inputs.
(e)	Represents 7-day effective yield as of September 30, 2017.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2017:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks(a)	$162,609,661	$—	$—	$162,609,661
Rights(a)	—	—	21,106	21,106
Short-Term Investment	—	15,342,510	—	15,342,510
Total Investments	$162,609,661	$15,342,510	$21,106	$177,973,277

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 1/1/2017	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/2017	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/2017
Investments in Securities:
Rights(c)
Food & Staples Retailing	$10,652	$-	$-	$11,125	$-	$(671)	$-	$-	$21,106	$11,125
Total	$10,652	$-	$-	$11,125	$-	$(671)	$-	$-	$21,106	$11,125

(c)
As of the period ended September 30, 2017, this security was valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

As of the period ended September 30, 2017, no securities were transferred from one level (as of December 31, 2016) to another.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio
(Unaudited) September 30, 2017

PRINCIPAL AMOUNT		VALUE	†

U.S. Treasury Obligation 1.4%
$1,970,000	U.S. Treasury Note, 1.38%, due 9/15/20 (Cost $1,956,711)	$1,955,994

Mortgage-Backed Securities 31.6%

Adjustable Mixed Balance 0.7%
255,704	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1 Mo. USD LIBOR + 1.13% (2.36%), due 6/19/34	247,797	(a)
689,492	Merrill Lynch Mortgage Investors Trust, Ser. 2005-A1, Class 2A1, 3.19%, due 12/25/34	702,526	(b)
		950,323
Commercial Mortgage-Backed 23.6%
1,101,149	BBCMS Mortgage Trust, Ser. 2017-C1, Class A1, 2.01%, due 2/15/50	1,098,250
	CD Mortgage Trust
754,101	Ser. 2017-CD3, Class A1, 1.97%, due 2/10/50	751,423
2,788,682	Ser. 2017-CD5, Class A1, 2.03%, due 8/15/50	2,779,241
1,949,894	Citigroup Commercial Mortgage Trust, Ser. 2016-P6, Class A1, 1.88%, due 12/10/49	1,939,889
	Commercial Mortgage Pass-Through Certificates
2,111,162	Ser. 2014-LC15, Class A1, 1.26%, due 4/10/47	2,104,936
416,053	Ser. 2014-CR16, Class A1, 1.45%, due 4/10/47	415,333
968,554	Ser. 2014-UBS3, Class A1, 1.40%, due 6/10/47	966,564
903,348	Ser. 2014-UBS4, Class A1, 1.31%, due 8/10/47	900,858
142,964	Ser. 2014-UBS5, Class A1, 1.37%, due 9/10/47	142,894
927,328	Ser. 2015-CR25, Class A1, 1.74%, due 8/10/48	925,068
1,007,495	Ser. 2016-CR28, Class A1, 1.77%, due 2/10/49	1,005,557
1,184,654	Ser. 2015-PC1, Class A1, 1.67%, due 7/10/50	1,183,718
1,483,699	DBJPM Mortgage Trust, Ser. 2016-C3, Class A1, 1.50%, due 9/10/49	1,465,481
620,179	GS Mortgage Securities Trust, Ser. 2015-GS1, Class A1, 1.94%, due 11/10/48	619,934
952,000	Ladder Capital Commercial Mortgage Securities LLC, Ser. 2017-LC26, Class A1, 1.98%, due 7/12/50	948,761	(c)
	Morgan Stanley Bank of America Merrill Lynch Trust
1,473,841	Ser. 2016-C28, Class A1, 1.53%, due 1/15/49	1,458,882
1,442,173	Ser. 2017-C33, Class A1, 2.03%, due 5/15/50	1,439,140
1,227,037	SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Class A1, 1.35%, due 10/10/48	1,211,238
2,717,150	UBS Commercial Mortgage Trust, Ser. 2017-C2, Class A1, 2.01%, due 8/15/50	2,708,143
	Wells Fargo Commercial Mortgage Trust
620,591	Ser. 2015-P2, Class A1, 1.97%, due 12/15/48	620,583
1,808,263	Ser. 2016-NXS6, Class A1, 1.42%, due 11/15/49	1,784,592
2,041,546	Ser. 2016-NXS5, Class A1, 1.56%, due 1/15/59	2,029,810
1,446,126	Ser. 2016-C32, Class A1, 1.58%, due 1/15/59	1,437,397
1,790,314	WF-RBS Commercial Mortgage Trust, Ser. 2014-C21, Class A1, 1.41%, due 8/15/47	1,784,130
		31,721,822
Fannie Mae 4.3%
	Pass-Through Certificates
1,031,967	3.50%, due 10/1/25	1,074,614
2,130,447	3.00%, due 9/1/27	2,190,060
2,380,283	4.50%, due 5/1/41 – 5/1/44	2,568,975
		5,833,649

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio
(Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE	†

Freddie Mac 3.0%
	Pass-Through Certificates
$1,139,905	3.50%, due 5/1/26	$1,191,309
1,513,129	3.00%, due 1/1/27	1,555,817
1,204,166	4.50%, due 11/1/39	1,295,496
		4,042,622
	Total Mortgage-Backed Securities (Cost $42,726,149)	42,548,416

Corporate Bonds 51.3%

Aerospace & Defense 0.5%
665,000	Rockwell Collins, Inc., 1.95%, due 7/15/19	664,926

Agriculture 1.2%
1,600,000	BAT Capital Corp., 2.30%, due 8/14/20	1,604,762	(c)

Auto Manufacturers 5.2%
885,000	Daimler Finance N.A. LLC, 1.50%, due 7/5/19	877,657	(c)
	Ford Motor Credit Co. LLC
1,120,000	3 Mo. USD LIBOR + 0.94% (2.24%), due 1/9/18	1,122,067	(a)
2,000,000	2.02%, due 5/3/19	1,998,628
2,035,000	General Motors Financial Co., Inc., 2.40%, due 5/9/19	2,043,745
915,000	Toyota Motor Credit Corp., 1.95%, due 4/17/20	915,180
		6,957,277
Banks 16.2%
	Bank of America Corp.
620,000	Ser. L, 2.60%, due 1/15/19	624,950
2,335,000	5.63%, due 7/1/20	2,542,698
1,125,000	Capital One Financial Corp., 2.50%, due 5/12/20	1,130,050
1,125,000	Capital One N.A., 2.35%, due 8/17/18	1,129,664
1,985,000	Citigroup, Inc., 2.05%, due 6/7/19	1,986,325
2,615,000	Goldman Sachs Group, Inc, 2.60%, due 4/23/20	2,638,144
2,180,000	JPMorgan Chase & Co., 2.25%, due 1/23/20	2,191,231
2,545,000	Morgan Stanley, 2.45%, due 2/1/19	2,562,557
605,000	MUFG Americas Holdings Corp., 1.63%, due 2/9/18	604,986
1,985,000	National Australia Bank Ltd., 1.38%, due 7/12/19	1,970,278
1,550,000	Wells Fargo & Co., Ser. N, 2.15%, due 1/30/20	1,553,961
2,795,000	Westpac Banking Corp., 2.15%, due 3/6/20	2,804,109
		21,738,953
Beverages 1.6%
2,115,000	Anheuser-Busch InBev Finance, Inc., 1.90%, due 2/1/19	2,120,290

Biotechnology 1.4%
1,850,000	Gilead Sciences, Inc., 3 Mo. USD LIBOR + 0.17% (1.50%), due 9/20/18	1,850,885	(a)

Commercial Services 1.9%
2,620,000	ERAC USA Finance LLC, 6.38%, due 10/15/17	2,623,878	(c)

Computers 3.2%
1,510,000	Apple, Inc., 1.55%, due 2/8/19	1,510,344
800,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, due 6/1/19	815,304	(c)
	HP Enterprise Co.
472,000	2.45%, due 10/5/17	472,022
1,480,000	3 Mo. USD LIBOR + 1.74% (3.04%), due 10/5/17	1,480,101	(a)
		4,277,771
Diversified Financial Services 0.6%
850,000	AIG Global Funding, 2.15%, due 7/2/20	848,649	(c)

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio
(Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE	†

Electric 1.3%
$865,000	Dominion Energy, Inc., 2.58%, due 7/1/20	$870,964
500,000	Dominion Resources, Inc., Ser. B, 1.60%, due 8/15/19	496,722
370,000	Southern Co., 1.55%, due 7/1/18	369,662
		1,737,348
Food 0.7%
995,000	Tyson Foods, Inc., 3 Mo. USD LIBOR + 0.45% (1.77%), due 5/30/19	996,461	(a)

Household Products - Wares 0.9%
1,250,000	Reckitt Benckiser Treasury Services PLC, 2.13%, due 9/21/18	1,255,404	(c)

Machinery - Construction & Mining 1.2%
1,540,000	Caterpillar Financial Services Corp., 2.10%, due 1/10/20	1,547,473

Media 1.1%
740,000	Discovery Communications LLC, 2.20%, due 9/20/19	742,368
680,000	Thomson Reuters Corp., 4.70%, due 10/15/19	715,325
		1,457,693
Miscellaneous Manufacturer 1.1%
1,420,000	Siemens Financieringsmaatschappij NV, 3 Mo. USD LIBOR + 0.34% (1.66%), due 3/16/20	1,423,202	(a)(c)

Oil & Gas 2.3%
735,000	BP AMI Leasing, Inc., 5.52%, due 5/8/19	776,437	(c)
	BP Capital Markets PLC
805,000	1.68%, due 5/3/19	804,726
1,515,000	2.52%, due 1/15/20	1,535,386
		3,116,549
Pharmaceuticals 1.9%
555,000	AbbVie, Inc., 1.80%, due 5/14/18	555,766
900,000	Mylan NV, 2.50%, due 6/7/19	903,459
1,080,000	Shire Acquisitions Investments Ireland DAC, 1.90%, due 9/23/19	1,077,735
		2,536,960
Pipelines 2.2%
990,000	El Paso Pipeline, 6.50%, due 4/1/20	1,082,275
	Enterprise Products Operating LLC
390,000	1.65%, due 5/7/18	389,857
1,525,000	2.55%, due 10/15/19	1,538,894
		3,011,026
REITs 1.4%
1,945,000	Simon Property Group L.P., 1.50%, due 2/1/18	1,945,138	(c)(d)

Retail 1.5%
2,065,000	CVS Health Corp., 1.90%, due 7/20/18	2,069,896

Semiconductors 0.3%
455,000	QUALCOMM, Inc., 2.10%, due 5/20/20	458,384

Telecommunications 3.6%
2,220,000	AT&T, Inc., 5.20%, due 3/15/20	2,378,560
2,240,000	Verizon Communications, Inc., 4.50%, due 9/15/20	2,403,692
		4,782,252
	Total Corporate Bonds (Cost $68,938,118)	69,025,177

Asset-Backed Securities 12.8%
641,159	Ally Auto Receivables Trust, Ser. 2014-2, Class A3, 1.25%, due 4/15/19	641,051
800,000	Bank of America Credit Card Trust, Ser. 2017-A1, Class A1, 1.95%, due 8/15/22	801,052
2,800,000	Capital One Multi-Asset Execution Trust, Ser. 2016-A3, Class A3, 1.34%, due 4/15/22	2,779,363
4,200,000	Chase Issuance Trust, Ser. 2016-A5, Class A5, 1.27%, due 7/15/21	4,162,683

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio
(Unaudited) (cont'd)

PRINCIPAL AMOUNT		VALUE	†

	Citibank Credit Card Issuance Trust
$1,870,000	Ser. 2016-A1, Class A1, 1.75%, due 11/19/21	$1,866,975
1,400,000	Ser. 2017-A3, Class A3, 1.92%, due 4/7/22	1,400,700
596,963	Fannie Mae Grantor Trust, Ser. 2003-T4, Class 1A, 1 Mo. USD LIBOR + 0.11% (1.41%), due 9/26/33	593,938	(a)
1,400,000	Ford Credit Auto Owner Trust, Ser. 2017-A, Class A3, 1.67%, due 6/15/21	1,397,616
646,393	Honda Auto Receivables Owner Trust, Ser. 2015-2, Class A3, 1.04%, due 2/21/19	645,669
867,655	SLM Student Loan Trust, Ser. 2013-2, Class A, 1 Mo. USD LIBOR + 0.45% (1.69%), due 9/25/43	867,654	(a)
653,098	Toyota Auto Receivables Owner Trust, Ser. 2015-A, Class A3, 1.12%, due 2/15/19	652,722
1,425,000	Verizon Owner Trust, Ser. 2016-1A, Class A, 1.42%, due 1/20/21	1,418,231	(c)
	Total Asset-Backed Securities (Cost $17,212,357)	17,227,654

Short-Term Investments 2.6%

Commercial Paper 1.3%
1,683,453	Energy Transfer Partners L.P., 2.20%, due 10/11/17	1,682,425	(c)(d)(e)

NUMBER OF SHARES

Investment Company 1.3%
1,776,452	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.92%	1,776,452	(d)(f)

	Total Short-Term Investments (Cost $3,458,877)	3,458,877

	Total Investments 99.7% (Cost $134,292,212)	134,216,118

	Other Assets Less Liabilities 0.3%	369,270	(g)

	Net Assets 100.0%	$134,585,388

(a)	Variable or floating rate security. The interest rate shown was the current rate as of September 30, 2017 and changes periodically.
(b)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at September 30, 2017.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended (the "1933 Act"), or are otherwise restricted and, unless registered under the 1933 Act or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At September 30, 2017, these securities amounted to $16,219,848, which represents 12.1% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(d)	All or a portion of this security is segregated in connection with obligations for futures contracts with a total value of $5,404,015.
(e)	Rate shown was the discount rate at the date of purchase.
(f)	Represents 7-day effective yield as of September 30, 2017.
(g)	Includes the impact of the Fund's open positions in derivatives at September 30, 2017.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio
(Unaudited) (cont'd)

Derivative Instruments

Futures contracts ("futures")

At September 30, 2017, open positions in futures for the Fund were as follows:

Long Futures
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2017	37	U.S. Treasury Note, 2 Year	$7,981,016	$(23,399)
Total Futures				$(23,399)

At September 30, 2017, the Fund had $15,466 deposited in a segregated account to cover margin requirements on open futures.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2017:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligation	$—	$1,955,994	$—	$1,955,994
Mortgage-Backed Securities(a)	—	42,548,416	—	42,548,416
Corporate Bonds(a)	—	69,025,177	—	69,025,177
Asset-Backed Securities	—	17,227,654	—	17,227,654
Short-Term Investments(a)	—	3,458,877	—	3,458,877
Total Investments	$—	$134,216,118	$—	$134,216,118

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

As of the period ended September 30, 2017, no securities were transferred from one level (as of December 31, 2016) to another.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of September 30, 2017:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Liabilities	$(23,399)	$-	$-	$(23,399)
Total	$(23,399)	$-	$-	$(23,399)

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Socially Responsive Portfolio
(Unaudited) September 30, 2017

NUMBER OF SHARES		VALUE	†

Common Stocks 97.6%

Airlines 2.5%
107,232	Ryanair Holdings PLC ADR	$11,304,397	*

Auto Components 3.4%
152,299	Delphi Automotive PLC	14,986,222

Banks 5.4%
119,429	JPMorgan Chase & Co.	11,406,664
232,601	U.S. Bancorp	12,465,087
		23,871,751
Capital Markets 3.3%
214,908	Intercontinental Exchange, Inc.	14,764,180

Communications Equipment 3.0%
80,351	Motorola Solutions, Inc.	6,819,390
198,452	NetScout Systems, Inc.	6,419,922	*
		13,239,312
Consumer Finance 2.7%
134,784	American Express Co.	12,192,561

Electric Utilities 0.7%
53,647	Eversource Energy	3,242,425

Energy Equipment & Services 2.1%
136,384	Schlumberger Ltd.	9,514,148

Equity Real Estate Investment Trust 2.6%
345,391	Weyerhaeuser Co.	11,753,656

Food & Staples Retailing 2.1%
459,180	Kroger Co.	9,211,151

Health Care Equipment & Supplies 8.1%
68,627	Becton, Dickinson & Co.	13,447,461
150,095	Danaher Corp.	12,875,149
124,465	Medtronic PLC	9,679,643
		36,002,253
Health Care Providers & Services 4.5%
160,803	AmerisourceBergen Corp.	13,306,448
200,557	Premier, Inc. Class A	6,532,142	*
		19,838,590
Household Durables 3.6%
379,747	Newell Brands, Inc.	16,203,804

Industrial Conglomerates 2.0%
41,419	3M Co.	8,693,848

Insurance 4.4%
403,713	Progressive Corp.	19,547,783

Internet Software & Services 6.1%
12,926	Alphabet, Inc. Class A	12,586,305	*
383,698	eBay, Inc.	14,757,025	*
		27,343,330
IT Services 5.6%
182,675	Cognizant Technology Solutions Corp. Class A	13,251,245
82,902	MasterCard, Inc. Class A	11,705,762
		24,957,007
Media 3.6%
413,554	Comcast Corp. Class A	15,913,558
NUMBER OF SHARES		VALUE	†

Oil, Gas & Consumable Fuels 5.7%
34,285	Cimarex Energy Co.	$3,897,176
184,603	EQT Corp.	12,043,500
333,462	Noble Energy, Inc.	9,456,982
		25,397,658
Personal Products 3.4%
254,232	Unilever NV	15,009,857

Pharmaceuticals 2.0%
35,079	Roche Holding AG	8,954,953

Professional Services 1.3%
47,620	ManpowerGroup, Inc.	5,610,588

Road & Rail 2.1%
85,890	J.B. Hunt Transport Services, Inc.	9,540,661

Semiconductors & Semiconductor Equipment 5.2%
258,561	Texas Instruments, Inc.	23,177,408

Software 2.0%
63,345	Intuit, Inc.	9,003,858

Specialty Chemicals 2.4%
209,522	Novozymes A/S B Shares	10,751,885

Specialty Retail 2.3%
104,832	Advance Auto Parts, Inc.	10,399,334

Textiles, Apparel & Luxury Goods 1.5%
212,170	Gildan Activewear, Inc.	6,636,678

Trading Companies & Distributors 4.0%
102,433	Fastenal Co.	4,668,896
73,241	W.W. Grainger, Inc.	13,165,070
		17,833,966
Total Common Stocks (Cost $309,157,141)		434,896,822

Short-Term Investments 1.8%

PRINCIPAL AMOUNT

Certificates of Deposit 0.1%
$100,000	Self Help Credit Union, 0.25%, due 10/29/17	100,000
100,000	Self Help Credit Union, 0.25%, due 12/29/17	100,000
		200,000
NUMBER OF SHARES

Investment Company 1.7%
7,553,100	State Street Institutional Treasury Money Market Fund Premier Class, 0.92%	7,553,100	(a)

Total Short-Term Investments (Cost $7,753,100)		7,753,100

See Notes to Schedule of Investments

Schedule of Investments Socially Responsive Portfolio
(Unaudited) (cont'd)

	VALUE	†
Total Investments 99.4% (Cost $316,910,241)	$442,649,922

Other Assets Less Liabilities 0.6%	2,798,219

Net Assets 100.0%	$445,448,141

*	Non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2017.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of September 30, 2017:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$434,896,822	$—	$—	$434,896,822
Short-Term Investments(a)	—	7,753,100	—	7,753,100
Total Investments	$434,896,822	$7,753,100	$—	$442,649,922

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended September 30, 2017, no securities were transferred from one level (as of December 31, 2016) to another.

See Notes to Schedule of Investments

September 30, 2017
Notes to Schedule of Investments (Unaudited)

†      In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Advisers Management Trust: Guardian Portfolio (“Guardian”), International Equity Portfolio (“International Equity”), Large Cap Value Portfolio (“Large Cap Value”), Mid Cap Growth Portfolio (“Mid Cap Growth”), Mid Cap Intrinsic Value Portfolio (“Mid Cap Intrinsic Value”), Short Duration Bond Portfolio (“Short Duration Bond”), and Socially Responsive Portfolio (“Socially Responsive”), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC ("Management") believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, exchange-traded funds, preferred stocks and rights, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds' investments in debt securities for long positions is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (“Other Market Information”).

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

The value of futures is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Certificates of deposit and commercial paper are valued at amortized cost (Level 2 inputs).

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Advisers Management Trust's Board of Trustees (the "Board") has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.

The value of the Funds' investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of Interactive Data Pricing and Reference Data LLC (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

ABSOLUTE RETURN MULTI-MANAGER PORTFOLIO
Effective May 1, 2017, Absolute Return Multi-Manager Portfolio changed its name to the U.S. Equity Index PutWrite Strategy Portfolio and changed its goal, fees, principal investment strategies, and portfolio managers.
REAL ESTATE PORTFOLIO
The fund was not operational and had no assets at the close of the reporting period.
Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Advisers Management Trust
By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  November 21, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer and President

Date:  November 21, 2017
By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date:  November 21, 2017